Restricted Escrows and Reserves	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restricted Escrows and Reserves

NOTE 9 – RESTRICTED ESCROWS AND RESERVES

According to the terms of the Company's notes payable agreements (Note 5), the Company is required to make monthly and quarterly deposits to various escrow and reserve accounts for the payment of real estate taxes, tenant improvements and leasing commissions. The balances in these restricted escrows and reserve accounts are as follows:

	December 31, 2014	December 31, 2013
Real estate tax escrow	$387,063	$86,105
Replacement reserve escrow	166,914	92,530
Property insurance escrow	60,186	11,837
General escrow	33,000	-
Tenant improvements & leasing cost escrow	1,246,489	-
	$1,893,652	$190,472